Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments Financial Assets And Liabilities Balance Sheet Groupings [Abstract]
Summary of fair value of the financial instruments that are measured at fair value on a recurring basis
Financial assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2024				As of December 31, 2025
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Assets
Short-term investments (i) (Note 2(k))	751,290	—	751,290	—	3,217,293	—	3,217,293	—
Debt investments (ii) (Note 13)	1,034,204	—	—	1,034,204	1,371,630	—	52,673	1,318,957
Equity investments with readily determinable fair values (iii) (Note 13)	78,351	78,351	—	—	69,015	69,015	—	—

	1,863,845	78,351	751,290	1,034,204	4,657,938	69,015	3,269,966	1,318,957

Liability
Derivative liability relating to the contingent consideration (iv) (Note 5)	167,940	—	—	167,940	281,009	—	—	281,009